Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	December 31, 2020	December 31, 2019
Trade accounts payable - third parties	722,272	906,501
Other	40,181	31,746
Total trade and other payables	762,453	938,247